Average Annual Total Returns (Invesco Moderate Growth Allocation Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class A, Invesco Moderate Growth Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (04/29/05)
Label	Return Before Taxes
1 Year	6.71%
5 Years	1.66%
Since Inception	3.79%
Inception Date	Apr. 29, 2005
Return Before Taxes | Class B, Invesco Moderate Growth Allocation Fund
Average Annual Total Returns
Column	Class B: Inception (04/29/05)
1 Year	6.99%
5 Years	1.69%
Since Inception	3.91%
Inception Date	Apr. 29, 2005
Return Before Taxes | Class C, Invesco Moderate Growth Allocation Fund
Average Annual Total Returns
Column	Class C: Inception (04/29/05)
1 Year	11.00%
5 Years	2.04%
Since Inception	4.04%
Inception Date	Apr. 29, 2005
Return Before Taxes | Class R, Invesco Moderate Growth Allocation Fund
Average Annual Total Returns
Column	Class R: Inception (04/29/05)
1 Year	12.62%
5 Years	2.53%
Since Inception	4.55%
Inception Date	Apr. 29, 2005
Return Before Taxes | Class Y, Invesco Moderate Growth Allocation Fund
Average Annual Total Returns
Column	Class Y: Inception (10/03/08) [1]
1 Year	13.19%
5 Years	2.93%
Since Inception	4.94%
Inception Date	Oct. 03, 2008
Return After Taxes on Distributions | Class A, Invesco Moderate Growth Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (04/29/05)
Label	Return After Taxes on Distributions
1 Year	5.77%
5 Years	0.80%
Since Inception	2.97%
Inception Date	Apr. 29, 2005
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Moderate Growth Allocation Fund
Average Annual Total Returns
Column	Class A: Inception (04/29/05)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	4.51%
5 Years	1.08%
Since Inception	2.92%
Inception Date	Apr. 29, 2005
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	3.63%
Inception Date	Apr. 30, 2005
Custom Moderate Growth Allocation Index (Pre-9/30/10)
Average Annual Total Returns
Label	Custom Moderate Growth Allocation Index (pre-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	13.76%
5 Years	3.73%
Since Inception	5.11%
Inception Date	Apr. 30, 2005
Custom Moderate Growth Allocation Index (Post-9/30/10)
Average Annual Total Returns
Label	Custom Moderate Growth Allocation Index (post-9/30/10):
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	11.76%
5 Years	3.36%
Since Inception	4.78%
Inception Date	Apr. 30, 2005
Lipper Mixed-Asset Target Allocation Growth Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Growth Funds Index:
1 Year	12.55%
5 Years	4.04%
Since Inception	4.90%
Inception Date	Apr. 30, 2005

[1]	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waiver and/or expense reimbursement.